Description of the Company (Details Narrative) (10-K) - USD ($)			1 Months Ended	3 Months Ended			12 Months Ended
	Mar. 23, 2020	Jun. 21, 2019	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue from product				$ 1,016,776	$ 1,800,000	$ 1,324,240	$ 8,346,858	$ 7,883,115
Loss on impairment of intangible asset					$ (12,546,000)			606,595
Written off inventory						2,191	$ 131,455
Employee layoff percentage	40.00%		40.00%
Product Supply Agreement [Member] | Rion LLC [Member]
Agreement term		10 years					10 years
Loss on impairment of intangible asset							$ (2,944,000)
Written off inventory							131,000
Product Supply Agreement [Member] | Rion LLC [Member] | Maximum [Member]
Revenue from product						$ 100,000	$ 100,000